Note 4 - Fair Value: Fair Value Measurements, by Fair Value hierarchy (Tables)	6 Months Ended
Jun. 30, 2020
Tables/Schedules
Fair Value Measurements, by Fair Value hierarchy
		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
Description	2020	(Level1)	(Level2)	(Level3)

Corporate securities	$298,932	$298,932	$--	$--
Obligations of states and political subdivisions	211,741,506	--	211,741,506	--
Total	$212,040,438	$298,932	$211,741,506	$--

		Fair Value Measurements at Reporting Date Using
		Quoted Prices
		In Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
Description	2019	(Level1)	(Level2)	(Level3)

Corporate securities	$445,325	$445,325	$--	$--
Obligations of states and political subdivisions	204,012,195	--	204,012,195	--
Total	$204,457,520	$445,325	$204,012,195	$--